Shareholders' Equity - Adjustments to Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Gains (losses) from sales of available-for-sale securities, net	$ 9	$ (39)	$ 10
Losses reclassified (from) to other comprehensive income	0	0	(1)
Compensation and employee benefits expenses	4,780	4,394	4,353
Processing fees and other	438	343	174
Net income	2,593	2,156	$ 2,138
Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Net income	32	2
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gains (Losses) on Available-for-Sale Securities
Class of Stock [Line Items]
Gains (losses) from sales of available-for-sale securities, net	7	(23)
Net realized gains from sales of available-for-sale securities, taxes	(2)	16
Reclassification out of Accumulated Other Comprehensive Income | Other-Than-Temporary Impairment on Securities
Class of Stock [Line Items]
Losses reclassified (from) to other comprehensive income	(2)	0
Other-than-temporary impairment on held-to-maturity securities related to factors other than credit, taxes	1	0
Reclassification out of Accumulated Other Comprehensive Income | Amortization of Actuarial Losses
Class of Stock [Line Items]
Compensation and employee benefits expenses	27	24
Amortization of actuarial losses, taxes	(8)	(8)
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation
Class of Stock [Line Items]
Processing fees and other	$ 0	$ 1